OPERATING SEGMENTS - Geographic Information (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
Geographic information:
Revenue	Rp 149,967	$ 9,317	Rp 149,216	Rp 147,306
Non-current operating assets	188,027		187,531
Indonesia
Geographic information:
Revenue	141,062		141,157	139,983
Non-current operating assets	185,177		184,599
Abroad
Geographic information:
Revenue	8,905		8,059	Rp 7,323
Non-current operating assets	Rp 2,850		Rp 2,932